Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 20,419	$ 14,174	$ 40,539	$ 31,875	$ 71,851	$ 72,549
Cost of revenue	8,496	6,720	16,435	14,997	29,921	36,321
Gross profit	11,923	7,454	24,104	16,878	41,930	36,228
Operating expense
Sales and marketing	8,255	5,296	15,312	11,761	22,413	31,018
Research and development	6,444	4,206	11,703	8,852	17,176	20,270
General and administrative	7,959	3,623	16,822	7,250	20,080	15,683
Total operating expense	22,658	13,125	43,837	27,863	59,669	66,971
Loss from operations	(10,735)	(5,671)	(19,733)	(10,985)	(17,739)	(30,743)
Other (expense) income, net	(345)	10	(1,368)	23	(184)	(121)
Interest expense	(5)	(20)	(9)	(29)	(98)	(49)
Interest income	1	21	3	144	147	1,053
Loss before income taxes	(11,084)	(5,660)	(21,107)	(10,847)	(17,874)	(29,860)
Income tax expense	6	29	2	87	111	15
Net loss and comprehensive loss	$ (11,090)	$ (5,689)	$ (21,109)	$ (10,934)	(17,985)	(29,875)
Net loss attributable to MarkForged, Inc. common stockholders					$ (18,811)	$ (31,284)
Weighted average shares outstanding basic and diluted	41,853,841	39,980,784	41,638,004	39,856,193	40,258,968	38,673,218
Basic and diluted net loss per common share	$ (0.26)	$ (0.14)	$ (0.51)	$ (0.27)	$ (0.47)	$ (0.81)
Series Seed Redeemable Convertible Preferred Stock [Member]
Operating expense
Deemed dividend					$ 0	$ (785)
Common Stock [Member]
Operating expense
Deemed dividend					$ (826)	$ (624)